Commitments and Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Consolidated rental expense	$ 14	$ 15	$ 15
Dart Energy Corporation [Member]
Contingencies And Commitments [Line Items]
Percentage of equity interest acquired	90.00%
Prospect Street Energy, LLC [Member]
Contingencies And Commitments [Line Items]
Percentage of equity interest acquired	5.00%
EE Group, LLC [Member]
Contingencies And Commitments [Line Items]
Percentage of equity interest acquired	100.00%
Marysville Acquisition [Member]
Contingencies And Commitments [Line Items]
Percentage of equity interest acquired	5.00%